Investments in and advances to Equity Accounted Investments - Summary of the Company’s Financial Information for Equity Accounted Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity accounted investments
Schedule of Equity Method Investments [Line Items]
Revenues	$ 107,691	$ 169,631	$ 234,398
Income from operations	11,640	62,998	112,542
Realized and unrealized gain (loss) on derivative instruments	26	(244)	(689)
Net (loss) income	(8,967)	39,536	$ 85,647
Equity accounted investments | Other current assets
Schedule of Equity Method Investments [Line Items]
Current assets	4,774	18,760
Equity accounted investments | Other non-current assets
Schedule of Equity Method Investments [Line Items]
Non current assets	0	20,558
Equity accounted investments | Other current liabilities
Schedule of Equity Method Investments [Line Items]
Current liabilities	572	10,442
Equity accounted investments | Other non-current liabilities
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	19,207	25,540
Equity accounted investments | Vessels and equipment
Schedule of Equity Method Investments [Line Items]
Non current assets	83,417	815,961
Equity accounted investments | Cash and cash equivalents
Schedule of Equity Method Investments [Line Items]
Current assets	2,231	38,987
Current portion of long-term debt
Schedule of Equity Method Investments [Line Items]
Current liabilities	5,616	43,677
Long-term debt
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	$ 36,645	$ 367,201